Interbank Loans at amortized cost - Schedule of Movements in Provisions and Impairment for Loans with Domestic and Foreign Banks (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	$ (978,754)
Changes in the allowances
Ending balance	(937,994)	$ (978,754)
Interbank loans [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(353)
Changes in the allowances
Ending balance	(319)	(353)
Foreign Banks [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(353)	(10)
Changes in the allowances
- Increases due to change in credit risk	(313)	(695)
- Decreases due to change in credit risk	296	388
Foreign exchange and other movements	51	(36)
Ending balance	(319)	(353)
Foreign Banks [member] | Stage 1 12-Month ECL [member]
Disclosure Of Provisions And Impairment For Loans With Domestic And Foreign Banks [line items]
Opening balance	(353)	(10)
Changes in the allowances
- Increases due to change in credit risk	(313)	(695)
- Decreases due to change in credit risk	296	388
Foreign exchange and other movements	51	(36)
Ending balance	$ (319)	$ (353)